UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2016 to March 31, 2016

Date of Report (Date of earliest event reported): December 21, 2016

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001692437

CARVANA AUTO RECEIVABLES LLC

(Exact name of securitizer as specified in its charter)

Paul Breaux, General Counsel, (602) 852-6604

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)  ☐

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CARVANA AUTO RECEIVABLES LLC
(Securitizer)

By:	/s/ Ernest C. Garcia III
Name: Ernest C. Garcia III
Title: President

Date: December 21, 2016